Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 87,309	€ 124,422
Financial liabilities relating to insurance and investment contracts	3,009	4,263	[1]	€ 4,066
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	142,911	166,257
Insurance contracts for account of policyholders	181,245	224,740
Investment contracts	13,511	24,584
Investment contracts for account of policyholders	145,829	158,381
Financial liabilities relating to insurance and investment contracts	483,496	573,962
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders		193
Financial liabilities relating to insurance and investment contracts		193
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	3,432	4,260
Insurance contracts for account of policyholders	7,456	11,494
Investment contracts	1,737	8,324
Investment contracts for account of policyholders	6,107	14,011
Financial liabilities relating to insurance and investment contracts	18,732	38,089
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	11,364	16,215
Insurance contracts for account of policyholders	30,877	41,638
Investment contracts	4,814	7,975
Investment contracts for account of policyholders	23,626	27,637
Financial liabilities relating to insurance and investment contracts	70,681	93,465
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	11,946	18,438
Insurance contracts for account of policyholders	29,565	39,941
Investment contracts	2,581	3,847
Investment contracts for account of policyholders	26,970	31,715
Financial liabilities relating to insurance and investment contracts	71,062	93,941
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	116,169	127,344
Insurance contracts for account of policyholders	113,346	131,667
Investment contracts	4,379	4,438
Investment contracts for account of policyholders	89,126	84,825
Financial liabilities relating to insurance and investment contracts	€ 323,021	€ 348,274

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.